Significant Accounting Policies - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Franco-Nevada U.S. Corporation
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
Franco-Nevada (Barbados) Corporation
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
Franco-Nevada Australia Pty Ltd
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
Franco-Nevada Delaware LLC
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
Franco-Nevada Texas LP
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
Minera Global Copper Chile S.A.
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	100.00%
The Mineral Resource Company II, LLC
Disclosure of subsidiaries [line items]
Economic Interests (as a percent)	49.90%
Funding basis (as a percent)	80.00%